RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2021
Presentation of leases for lessee [abstract]
Summary Of Right of Use Asset
Right-of-use assets	Cost	Accumulated amortization	Net Book Value
Balance at January 1, 2021	$975	$(108)	$867
Additions	460	(133)	327
Balance at June 30, 2021	$1,435	$(241)	$1,194

Summary Of Lease Liabilities
Lease liabilities	Net Book Value
Balance at January 1, 2021	$917
Additions	460
Repayments	(102)
Interest expense	33
Balance at June 30, 2021	$1,308